Offerings - Offering: 1	Jul. 27, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 55,906,041.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-273523
Carry Forward Initial Effective Date	Aug. 01, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,161.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the Registrant is carrying forward to this Registration Statement unsold securities in the estimated amount of $55,906,041 that the Registrant previously registered on its Registration Statement on Form N-2 (File Nos. 333-273523 and 811-23619), initially effective on August 1, 2023 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6), the registration fees in the amount of $6,161 previously paid with respect to such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration. Amount represents $55,906,041 of unsold Shares, as of July 1, 2026.